Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions				3 Months Ended
	Feb. 02, 2021	Dec. 08, 2020	Mar. 13, 2020	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate		3.367%
Shares repurchased/redeemed						$ 268
Percentage of the principal amount of subordinated debt redeemable		100.00%
Subordinated debentures redemption date		Dec. 08, 2025
Par value per share	$ 25.00
Dividends paid, ordinary shares per share				$ 0.90	$ 0.90	$ 0.90
Three Point Three Six Seven Percentage Subordinated Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased/redeemed		$ 750
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares			11.8
Shares repurchased and cancelled, per share			$ 72.41
Series 32 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends paid, ordinary shares per share	0.009891
Series 33 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends paid, ordinary shares per share	$ 0.006976